Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Common Stock [Abstract]
COMMON STOCK

5. COMMON STOCK

See Note 4 for details associated with the issuance of the Company’s common stock and warrants, as well as details associated with the reverse recapitalization in connection with the Merger.

Follow-on Offering

The Company initiated a private placement offering (the “Follow-on Offering”) on October 29, 2025 that was scheduled to continue until the later of (i) January 31, 2026, unless extended by the Company and the placement agent; (ii) the date on which the maximum offering amount of approximately $4.0 million (the “Maximum Offering”) was sold by the Company; or (iii) on a date mutually agreed upon in writing by the Company and the placement agent (the “Offering Period”). On December 30, 2025, the Company and the placement agent agreed to extend the Offering Period to February 27, 2026; on February 28, 2026 the Offering Period was extended until March 31, 2026; on March 31, 2026 the Offering Period was extended until April 30, 2026, and; on April 30, 2026, the Offering Period was extended until May 29, 2026.

On February 12, 2026, the Company completed a secondary closing under its Follow-on Offering (the “February 2026 Closing”) and issued 59,400 shares of common stock at $5.00 per share for aggregate proceeds of $297,000. As of the date of the February 2026 Closing, the Company recorded proceeds of $261,360, net of costs of the transaction of $35,640 that had been incurred as of that date.

The February 2026 Closing triggered the anti-dilution provision for the B Warrants and accordingly, the number of B Warrants increased by 749 Warrants to a total of 703,582 and the exercise price decreased to $6.568 per share from $6.575 per share.

On March 12, 2026, the Company completed a third closing under its Follow-on Offering (the “March 2026 Closing”) and issued 71,000 shares of common stock at $5.00 per share for aggregate proceeds of $355,000. As of March 31, 2026, the Company recorded proceeds of $253,165, net of costs of the transaction of $101,835 that had been incurred as of that date.

The March 2026 Closing triggered the anti-dilution provision for the B Warrants and accordingly, the number of B Warrants increased by 215 Warrants to a total of 703,797 and the exercise price decreased to $6.566 per share from $6.568 per share.

In conjunction with the closings of the Follow-on Offering, the Company reserved for issuance warrants for the purchase of an aggregate of 33,040 shares of the Company’s common stock to its placement agent in conjunction with the transaction (See Note 9).

A Warrant Expiration Date

As of March 31, 2026, the anniversary of the final closing of the Offering, the Company had not yet been approved for its ticker symbol allowing it to register and trade on the OTC market. As such, in accordance with the terms of the A Warrant (see Note 4), the expiration date of these Warrants was extended by six months from March 31, 2026 until September 30, 2026. In April 2026, the Company was admitted to the OTCQB market and obtained its ticker symbol, OTCQB: APTN.

4. COMMON STOCK

See Note 3 - Reverse Recapitalization for details associated with the issuance of common stock and warrants, as well as details associated with the reverse recapitalization in connection with the Merger.

Common Stock Issuance

On April 2, 2025, in connection with the execution of a vendor contract, the Company issued 54,348 shares of its common stock with an aggregate grant date fair value of $250,000. The shares are fully vested and nonforfeitable as of the grant date under the terms of the contract and the vendor does not have any further obligation to deliver goods or provide services in the future to retain the shares. Accordingly, the Company expensed the full value of the shares within general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2025 and recorded the shares issued in stockholders’ deficit in the consolidated balance sheet as of December 31, 2025.

Follow-on Offering

On December 22, 2025, the Company issued, in a private placement offering (the “Follow-on Offering”) in an initial closing (the “Initial Closing”), 200,000 shares of its common stock at an aggregate purchase price of $1,000,000, or $5.00 per share. The offering period commenced on October 29, 2025 and was scheduled to continue until the later of (i) January 31, 2026, unless extended by the Company and the placement agent; (ii) the date on which the maximum offering amount of approximately $4.0 million (the “Maximum Offering”) was sold by the Company; or (iii) on a date mutually agreed upon in writing by the Company and the placement agent (the “Offering Period”). On December 30, 2025, the Company and the placement agent agreed to extend the offering period to February 27, 2026; on February 28, 2026 was extended until March 31, 2026, and; on March 31, 2026 was extended until April 30, 2026. As of the date of the Initial Closing, the Company recorded net proceeds of $582,961, net of costs of the transaction of $417,039 that had been incurred as of that date.

In connection with the Follow-on Offering, the Company paid: (a) to the placement agent a cash commission of 10.0% and non-allocable expense allowance of 2.0% of the aggregate gross purchase price paid by purchasers in the Offering and (b) will, after the final closing, issue to the placement agent warrants to purchase a total number of shares of Common Stock equal to 10.0% of all securities sold in the Follow-on Offering, with a term expiring five years after the final closing of the Offering and an exercise price of $5.00 per share (the “Placement Agent Warrants”). The Placement Agent warrants were determined to be equity classified. The Company has also paid certain other expenses of the placement agent, including the fees and expenses of its counsel, in connection with the Follow-on Offering.

The A Warrants and B Warrants (see Note 3) contain certain anti-dilution provisions whereby the number of warrants and exercise price of warrants are subject to change if the Company sells its common stock at a price lower than the exercise price. The Follow-on Offering triggered the anti-dilution provision for the B Warrants and accordingly, the number of B Warrants increased to a total of 702,834 with an exercise price of $6.575 per share.